INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp) Y	Dec. 31, 2016 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance		Rp 3,089
Ending Balance	$ 260	3,530	Rp 3,089
Fully amortised intangible assets still in use		3,847
Goodwill
Reconciliation of intangible assets
Beginning Balance		428
Ending Balance		659	428
Software
Reconciliation of intangible assets
Beginning Balance		2,446
Ending Balance		Rp 2,673	2,446
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods | Y		1
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods | Y		5
License
Reconciliation of intangible assets
Beginning Balance		Rp 19
Ending Balance		13	19
Other intangible assets
Reconciliation of intangible assets
Beginning Balance		196
Ending Balance		185	196
Gross or Cost
Reconciliation of intangible assets
Beginning Balance		8,353	7,251
Additions		1,313	961
Acquisition		236	127
Deductions		(136)	(2)
Reclassifications/translations		20	16
Ending Balance		9,786	8,353
Gross or Cost | Goodwill
Reconciliation of intangible assets
Beginning Balance		449	336
Acquisition		232	117
Deductions		(3)
Reclassifications/translations		2	(4)
Ending Balance		680	449
Gross or Cost | Software
Reconciliation of intangible assets
Beginning Balance		7,222	6,267
Additions		1,289	925
Acquisition		4	10
Deductions		(122)
Reclassifications/translations		(6)	20
Ending Balance		8,387	7,222
Gross or Cost | License
Reconciliation of intangible assets
Beginning Balance		75	68
Additions		3	9
Deductions			(2)
Reclassifications/translations		6
Ending Balance		84	75
Gross or Cost | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		607	580
Additions		21	27
Deductions		(11)
Reclassifications/translations		18
Ending Balance		635	607
Accumulated depreciation, amortization and impairment losses
Reconciliation of intangible assets
Beginning Balance		(5,264)	(4,195)
Amortization		(1,094)	(1,068)
Deductions		106
Reclassifications/translations		(4)	(1)
Ending Balance		(6,256)	(5,264)
Accumulated depreciation, amortization and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance		(21)	(21)
Ending Balance		(21)	(21)
Accumulated depreciation, amortization and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance		(4,776)	(3,748)
Amortization		(1,037)	(1,027)
Deductions		95
Reclassifications/translations		4	(1)
Ending Balance		(5,714)	(4,776)
Accumulated depreciation, amortization and impairment losses | License
Reconciliation of intangible assets
Beginning Balance		(56)	(49)
Amortization		(9)	(7)
Reclassifications/translations		(6)
Ending Balance		(71)	(56)
Accumulated depreciation, amortization and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		(411)	(377)
Amortization		(48)	(34)
Deductions		11
Reclassifications/translations		(2)
Ending Balance		Rp (450)	Rp (411)